Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENT:

On July 26, 2018, the Company entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued on July 31, 2018, in a private placement, 11,125,000 ordinary shares for an aggregate purchase price of NIS 4,561,250 (approximately $1.25 million).